Income Taxes - Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Corporation tax rate	15.00%
Solidarity surcharge on corporation tax rate	5.50%
Trade tax rate	11.73%
Total group tax rate (in %)	27.55%	27.55%	27.55%